Subsequent Events (Details) ¥ in Millions	Jul. 15, 2025 USD ($)	Jun. 24, 2025 USD ($)	Jun. 23, 2025 USD ($)	Jun. 23, 2025 CNY (¥)	Mar. 31, 2025
Changzhou Zhongjin [Member] | Forecast [Member]
Subsequent Events [Line Items]
Accounts receivable balance			$ 2,756,000	¥ 20.0
Industrial and Commercial Bank of China [Member] | Commercial Bank of China [Member]
Subsequent Events [Line Items]
Fixed interest rate					2.80%
Industrial and Commercial Bank of China [Member] | Commercial Bank of China [Member] | Forecast [Member]
Subsequent Events [Line Items]
Short term bank loans	$ 10,000,000	$ 1,378,000